K. Michael Carlton Associate +1.202.373.6070 michael.carlton@morganlewis.com

VIA EDGAR

December 17, 2024

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of Cambria ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 249 to the Trust’s registration statement on Form N-1A (Amendment No. 251 to the Trust’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the Cambria Fixed Income Trend ETF as a new series of the Trust.

Please contact me at (202) 373-6070 with questions or comments.

Sincerely,

/s/ K. Michael Carlton
K. Michael Carlton

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001